J.P. Morgan Mortgage Trust 2021-7 ABS-15G

Exhibit 99.23

Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Sub-Category	Exception Detail	Remedy Provided	Reviewer Comments	Compensating Factors	Status	Cleared Date	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
302070196	692690	12/08/2020	Compliance	Missing valid Change of Circumstance(s)	Missing valid Change of Circumstance for latest issued Loan Estimate.	3/12/2021 - Exception is cleared with the attached lender signed attestation. Re-disclosed LE adding the 2nd appraisal fee was issued on the day that the underwriter collateral score > 2.5 was received. TRID 0171 Exception Cleared;	3/12/2021 - Exception is cleared with the attached lender signed attestation. Re-disclosed LE adding the 2nd appraisal fee was issued on the day that the underwriter collateral score > 2.5 was received. TRID 0171 Exception Cleared;

3/2/2021 - Attached attestation does not provide the date of the re-disclosure for which the COC corresponds. TRID 0171 Exception Remains;

2/21/2021 - Lender posted response is insufficient to satisfy the exception. TRID 0171 Exception Remains;

2/3/2021 - Received the same COC log provided via stips on 1/20. TRID 0171 Exception Remains;

1/29/2021 - Received the same COC log provided via stips on 1/20. TRID 0171 Exception Remains;

1/28/2021 - Received re-disclosed LE. Per COC log the reason for re-disclosure was due to Acts of God, War, Disaster or other emergency, however, no description was provided for the addition of the 2nd appraisal fee. TRID 0171 Exception Remains;

1/20/2021 - Exception is partially cleared with the attached COC log. Per the attached the loan file is missing the interim LE. TRID 0171 Exception Remains;

							12/30/2020 - Attached notes are insufficient to satisfy the exception; LE did not disclose a new lock expiration date or lender paid relock / extension fee. Missing is COC log. TRID 0171 Exception Remains;	Verified credit history - 774/804 qualifying credit scores. 700 minimum score required. No derogatory credit.	Closed	03/24/2021	3	1	C	A	C	A	C	A	C	A	C	A
302070196	692696	12/08/2020	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	Missing COC for lender credit increase.	1/20/201 - Exception is cleared with the attached COC log. TRID 0205 Exception Cleared;	1/20/201 - Exception is cleared with the attached COC log. TRID 0205 Exception Cleared; 12/30/2020 - Attached notes are insufficient to satisfy the exception; LE did not disclose a new lock expiration date or lender paid relock / extension fee. Missing is COC log. TRID 0205 Exception Remains;	Verified credit history - 774/804 qualifying credit scores. 700 minimum score required. No derogatory credit.	Closed	03/24/2021	3	1	C	A	C	A	C	A	C	A	C	A
302319395	721105	02/05/2021	Compliance	Right of Recission Is Not on Correct Form	Right of Recession is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form. While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.	2/10/2020 - Initial grade EV2 - Subject is located in WI. ROR 0011 Exception Overridden to EV2; Mitigated Risk: xxxxx - Initial grade EV2 - Subject is located in WI. ROR 0011 Exception Overridden to EV2;	2/10/2020 - Initial grade EV2 - Subject is located in WI. ROR 0011 Exception Overridden to EV2;	Low DTI - 24.90% DTI on fully documented file. 43% maximum DTI allowed.; Verified employment history - VOE confirmed 21 yrs of current employment. ; Verified credit history - 794/793 qualifying credit scores. 700 minimum score required. No derogatory credit.	Acknowledged		3	2	C	B	C	B	C	B	C	B	C	B
302319395	722690	02/09/2021	Credit	Missing Tax Transcript(s)	Missing most recent year tax transcripts.	2/10/2021 - Exception is cleared with the attached most recent year tax transcripts. CRED 0091 Exception Cleared;	2/10/2021 - Exception is cleared with the attached most recent year tax transcripts. CRED 0091 Exception Cleared;	Low DTI - 24.90% DTI on fully documented file. 43% maximum DTI allowed.; Verified employment history - VOE confirmed 21 yrs of current employment. ; Verified credit history - 794/793 qualifying credit scores. 700 minimum score required. No derogatory credit.	Closed	02/21/2021	3	1	C	A	C	A	C	A	C	A	C	A
302319395	722746	02/09/2021	Credit	Income Documentation is Insufficient	Missing most recent year W2.	2/10/2021 - Exception re-reviewed and cleared. Borrower was not qualified with wage income. No wages reported on the most year tax transcripts (refer CRED 0091). CRED 0082 Exception Cleared;	2/10/2021 - Exception re-reviewed and cleared. Borrower was not qualified with wage income. No wages reported on the most year tax transcripts (refer CRED 0091). CRED 0082 Exception Cleared;	Low DTI - 24.90% DTI on fully documented file. 43% maximum DTI allowed.; Verified employment history - VOE confirmed 21 yrs of current employment. ; Verified credit history - 794/793 qualifying credit scores. 700 minimum score required. No derogatory credit.	Closed	02/21/2021	3	1	C	A	C	A	C	A	C	A	C	A
302319395	722779	02/09/2021	Compliance	Missing revised LE after Change of Circumstance	Missing interim LE.	2/10/2021 - Exception is cleared with the attached copy of the interim LE. TRID 0172 Exception Cleared;	2/10/2021 - Exception is cleared with the attached copy of the interim LE. TRID 0172 Exception Cleared;	Low DTI - 24.90% DTI on fully documented file. 43% maximum DTI allowed.; Verified employment history - VOE confirmed 21 yrs of current employment. ; Verified credit history - 794/793 qualifying credit scores. 700 minimum score required. No derogatory credit.	Closed	02/21/2021	3	1	C	A	C	A	C	A	C	A	C	A
302570967	747779	03/30/2021	Compliance	Missing valid Change of Circumstance(s)	Missing Changed of Circumstance for redisclosed Loan Estimate.	4/5/2021 - Exception is partially cleared with the attached COC for re-disclosed LE. TRID 0171 Exception Cleared;	4/5/2021 - Exception is partially cleared with the attached COC for re-disclosed LE. TRID 0171 Exception Cleared;	Verified credit history - 791/791 qualifying credit scores. 700 minimum score required. No derogatory credit. 153 months of mortgage history paid with no late payments. ; Low DTI - 22.30% DTI on fully documented file. Maximum DTI of 43% allowed per guidelines.	Closed	04/08/2021	3	1	C	A	C	A	C	A	C	A	C	A
302046443	682317	11/10/2020	Compliance	All title holders did not execute the Mortgage/DOT	Mortgage is missing B3 signature. xxxxx of Mortgage lists all three borrowers, however Signature and Notary Page only list B1 and B2 name. Grant Deed confirms all 3 borrowers are vested.	1/21/2021 - Exception is cleared with the attached letter of intent to re-record the corrected DOT previously received via stip presentment on xxxxx. DEED 0037 Exception Cleared;	1/21/2021 - Exception is cleared with the attached letter of intent to re-record the corrected DOT previously received via stip presentment on 1/12. DEED 0037 Exception Cleared; 1/12/2021 - Exception is partially cleared with the attached newly drafted and executed Deed of Trust. Missing is evidence the attached has been sent for recording OR signed letter of intent to record. DEED 0037 Exception Remains;	Low LTV/CLTV/HCLTV - LTV/CLTV of 61.404%. Maximum of 80% allowed. ; Verified housing payment history - 579 months of current and prior mortgage history paid 0x30 per credit report.; Verified credit history - Qualifying scores of 791/811/809. Minimum score required of 660. No derogatory credit.	Closed	01/28/2021	3	1	C	A	C	A	C	A	C	A	C	A
302046443	683643	11/15/2020	Credit	Sales Contract is not executed by all Parties	Purchase Contract is only signed by B1. Missing Contract in the name of all 3 borrowers and signed by all borrowers.	2/10/2021 - Exception is cleared with the attached copies of the Assignment of Agreement Addendum signed by all borrowers. CRED 0106 Exception Cleared;	2/10/2021 - Exception is cleared with the attached copies of the Assignment of Agreement Addendum signed by all borrowers. CRED 0106 Exception Cleared; 1/12/2021 - Attached Assignment of Agreement Addendum is not signed by B3. CRED 0106 Exception Remains;	Low LTV/CLTV/HCLTV - LTV/CLTV of 61.404%. Maximum of 80% allowed. ; Verified housing payment history - 579 months of current and prior mortgage history paid 0x30 per credit report.; Verified credit history - Qualifying scores of 791/811/809. Minimum score required of 660. No derogatory credit.	Closed	02/21/2021	3	1	C	A	C	A	C	A	C	A	C	A
302046443	683807	11/16/2020	Credit	VVOE dated outside of required timeframe	VOE is dated outside of 5 days from the Note date.	Client: 12/1/2020 - Received response from investor, "We will acknowledge the VOE > 5 days since it is within 30 days and meets Appendix Q requirements. Good compensating factors of low LTV, prior mortgage history, and reserve profile." CRED 0072 Exception Overridden to EV2;	12/1/2020 - Received response from investor, "We will acknowledge the VOE > 5 days since it is within 30 days and meets Appendix Q requirements. Good compensating factors of low LTV, prior mortgage history, and reserve profile." CRED 0072 Exception Overridden to EV2; 11/29/2020 - Exception has been escalated to investor for review; attached business entity search completed post-consummation is in support of the pre-consummation dated search provided in file. CRED 0072 Exception Remains;	Low LTV/CLTV/HCLTV - LTV/CLTV of 61.404%. Maximum of 80% allowed. ; Verified housing payment history - 579 months of current and prior mortgage history paid 0x30 per credit report.; Verified credit history - Qualifying scores of 791/811/809. Minimum score required of 660. No derogatory credit.	Acknowledged		3	2	C	B	C	B	C	B	C	B	C	B